Income taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Taxes [Abstract]
Disclosure of income tax expense

	Year ended September 30
	2021	2020
	$	$
Current income tax expense
Current income tax expense in respect of the current year	475,833	416,563
Adjustments recognized in the current year in relation to the income tax expense of prior years	19,021	(24,328)
Total current income tax expense	494,854	392,235
Deferred income tax (recovery) expense
Deferred income tax recovery relating to the origination and reversal of temporary differences	(6,165)	(1,120)
Deferred income tax recovery relating to changes in tax rates	(460)	(3,479)
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	(19,309)	10,769
Total deferred income tax (recovery) expense	(25,934)	6,170
Total income tax expense	468,920	398,405

Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2021	2020
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(1.0)	(0.9)
Final determination from agreements with tax authorities and expirations of statutes of limitations	0.2	(0.9)
Non-deductible and tax exempt items	(0.4)	0.2
Recognition of previously unrecognized temporary differences	(0.2)	—
Effect of integration-related costs	—	0.7
Minimum income tax charge	0.4	0.9
Changes in tax laws and rates	—	(0.2)
Effective income tax rate	25.5	26.3

Disclosure of continuity of deferred tax balance
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2020	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2021
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	64,208	(2,427)	(7,553)	(1)	—	(3,071)	51,156
Tax benefits on losses carried forward	46,228	4,654	(6,284)	—	—	(1,417)	43,181
Accrued compensation and employee-related liabilities	27,420	—	7,811	—	6,137	(1,260)	40,108
Retirement benefits obligations	23,166	—	2,573	(5,919)	—	(2,259)	17,561
Lease liabilities	222,997	—	(36,103)	—	—	(7,576)	179,318
PP&E, contract costs, intangible assets and other long-term assets	(136,460)	(3,905)	14,280	—	—	4,776	(121,309)
Right-of-use assets	(171,835)	—	31,255	—	—	5,772	(134,808)
Work in progress	(34,277)	—	11,139	—	—	948	(22,190)
Goodwill	(64,209)	—	(10,493)	—	—	3,857	(70,845)
Refundable tax credits on salaries	(22,724)	—	3,051	—	—	—	(19,673)
Cash flow hedges	(475)	—	675	(6,157)	—	331	(5,626)
Other	1,104	—	15,583	(8,542)	—	(698)	7,447
Deferred taxes, net	(44,857)	(1,678)	25,934	(20,619)	6,137	(597)	(35,680)

	As at September 30, 2019	Adoption of IFRS 16 (Note 3)	As at October 1, 2019	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2020
	$	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	67,926	(17,150)	50,776	47	12,819	(7)	—	573	64,208
Tax benefits on losses carried forward	59,163	—	59,163	886	(17,492)	—	—	3,671	46,228
Accrued compensation and employee-related liabilities	45,407	—	45,407	—	(2,464)	—	(16,933)	1,410	27,420
Retirement benefits obligations	17,904	—	17,904	60	(4,959)	8,282	—	1,879	23,166
Lease liabilities	—	231,562	231,562	3,751	(18,864)	—	—	6,548	222,997
PP&E, contract costs, intangible assets and other long-term assets	(123,147)	—	(123,147)	(5,933)	(6,710)	—	—	(670)	(136,460)
Right-of-use assets	—	(182,822)	(182,822)	(3,658)	21,133	—	—	(6,488)	(171,835)
Work in progress	(43,569)	—	(43,569)	170	9,532	—	—	(410)	(34,277)
Goodwill	(60,366)	—	(60,366)	(757)	(2,127)	—	—	(959)	(64,209)
Refundable tax credits on salaries	(25,819)	—	(25,819)	—	3,095	—	—	—	(22,724)
Cash flow hedges	(13,903)	—	(13,903)	—	(869)	13,773	—	524	(475)
Other	(1,322)	—	(1,322)	1,354	736	1,095	—	(759)	1,104
Deferred taxes, net	(77,726)	31,590	(46,136)	(4,080)	(6,170)	23,143	(16,933)	5,319	(44,857)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2021	As at September 30, 2020
	$	$
Deferred tax assets	96,358	113,484
Deferred tax liabilities	(132,038)	(158,341)
	(35,680)	(44,857)